UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

Altrius Global Dividend ETF Ticker: DIVD Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://altriusfunds.com/

This annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://altriusfunds.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$51	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/29/2022)
Altrius Global Dividend ETF - NAV	9.67%	17.22%
Solactive GBS Global Markets All Cap USD Index	15.55%	21.43%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)*	15.33%	22.18%
* The Fund has changed its benchmark to the Solactive GBS Global Markets All Cap Index, which represents the overall global equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://altriusfunds.com/ for more recent performance information.

Annual Shareholder Report: July 31, 2025

Altrius Global Dividend ETF Ticker: DIVD Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://altriusfunds.com/

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 9.67% (NAV) for the fiscal year ended July 31, 2025, vs 15.55% for Solactive GBS Global Markets All Cap USD Index. The Fund invests in a portfolio of global equities split equally between U.S. and non-U.S. equities. The Fund’s performance was positively impacted by the Fund’s higher allocation to non-U.S. securities as international developed markets outperformed US markets. However, the fund underperformed the benchmark index, which gained an extra boost from its large weighting in the Magnificent 7 tech stocks that surged on the artificial intelligence euphoria.
During the period, the fund had very little exposure to the technology sector compared to the broader market and the index. This, coupled with the fund’s higher exposure to the defensive sectors like the health care and consumer staples sectors, led to underperformance.
On an absolute basis, the Fund’s performance has been in line with its philosophy of investing in companies that are stable and provide steady and growing dividends. To that extent, the Fund’s exposure to the financial sector, added to the Fund’s performance as both U.S. and non-U.S. financials performed well. After decades of low interest rates, banks globally are seeing higher interest incomes and margins on their core lending businesses, leading to robust returns on equity and strong capital positions.
The Fund’s industrial sector exposure, which is the Fund’s second largest sector after health care, also added to the performance helped by stock selection.

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,596,070	Portfolio Turnover Rate*	15%
# of Portfolio Holdings	63	Advisory Fees Paid	$35,623
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	19.3%
Consumer Staples	17.3%
Financials	17.0%
Industrials	16.8%
Information Technology	7.5%
Energy	7.2%
Consumer Discretionary	5.5%
Materials	4.6%
Communication Services	1.2%
Real Estate	1.1%
Cash and Cash Equivalents	2.5%

TOP 10 HOLDINGS (as a % of Net Assets)
British American Tobacco PLC - ADR	2.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	2.8%
BAE Systems PLC - ADR	2.6%
BNP Paribas SA - ADR	2.6%
AXA SA	2.5%
Royal Bank of Canada	2.3%
Novartis AG - ADR	2.3%
NXP Semiconductors NV	2.3%
Eaton Corp. PLC	2.3%
Reckitt Benckiser Group PLC	2.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://altriusfunds.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2025

(b) Not applicable.
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2025	FYE 7/31/2024
(a) Audit Fees	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$2,250	$2,250
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

The accompanying notes are an integral part of these financial statements.

1

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 1.2%
Integrated Telecommunication Services - 1.2%
Verizon Communications, Inc.	2,983	$127,553

Consumer Discretionary - 5.5%
Automobile Manufacturers - 3.0%
Stellantis NV	14,823	131,777
Toyota Motor Corp. - ADR	1,020	182,549
		314,326
Automotive Parts & Equipment - 1.3%
Gentex Corp.	5,164	136,433
		$–
Restaurants - 1.2%
Starbucks Corp.	1,440	128,390
Total Consumer Discretionary		579,149

Consumer Staples - 17.3%
Brewers - 2.1%
Ambev SA - ADR	101,252	220,729
		$–
Distillers & Vintners - 1.2%
Constellation Brands, Inc. - Class A	758	126,616

Household Products - 3.3%
Procter & Gamble Co.	695	104,577
Reckitt Benckiser Group PLC - ADR	16,101	243,125
		347,702
Packaged Foods & Meats - 3.5%
Kraft Heinz Co.	3,283	90,151
Nestle SA - ADR	2,076	180,571
Tyson Foods, Inc. - Class A	1,903	99,527
		370,249
Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	827	114,060

Tobacco - 6.2%
Altria Group, Inc.	2,521	156,150
British American Tobacco PLC - ADR	5,769	309,680
Philip Morris International, Inc.	1,155	189,478
		655,308
Total Consumer Staples		1,834,664

Energy - 7.2%
Integrated Oil & Gas - 5.3%
BP PLC - ADR	5,971	191,968

The accompanying notes are an integral part of these financial statements.

1

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 96.4% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 5.3% (Continued)
Chevron Corp.	632	$95,836
Exxon Mobil Corp.	938	104,718
TotalEnergies SE - ADR	2,914	173,529
		566,051
Oil & Gas Exploration & Production - 1.0%
Devon Energy Corp.	3,069	101,952

Oil & Gas Refining & Marketing - 0.9%
Phillips 66	791	97,752
Total Energy		765,755

Financials - 17.0%
Asset Management & Custody Banks - 1.3%
Franklin Resources, Inc.	5,858	140,592

Diversified Banks - 13.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	17,927	299,919
Bank of America Corp.	3,314	156,653
BNP Paribas SA - ADR	5,926	270,225
Citigroup, Inc.	2,100	196,770
JPMorgan Chase & Co.	750	222,180
Royal Bank of Canada	1,935	248,570
		1,394,317
Multi-line Insurance - 2.5%
AXA SA - ADR	5,488	267,211
Total Financials		1,802,120

Health Care - 19.3%
Biotechnology - 2.8%
AbbVie, Inc.	667	126,077
Gilead Sciences, Inc.	1,539	172,814
		298,891
Health Care Distributors - 1.9%
Cardinal Health, Inc.	1,264	196,198

Health Care Equipment - 1.1%
Medtronic PLC	1,333	120,290

Health Care Services - 1.0%
Cigna Group	392	104,813

Pharmaceuticals - 12.5%
AstraZeneca PLC - ADR	2,798	204,506
GSK PLC - ADR	5,100	189,465

The accompanying notes are an integral part of these financial statements.

2

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 96.4% (CONTINUED)	Shares	Value
Pharmaceuticals - 12.5% (Continued)
Johnson & Johnson	722	$118,942
Merck & Co., Inc.	1,351	105,540
Novartis AG - ADR	2,172	247,043
Pfizer, Inc.	3,932	91,576
Roche Holding AG - ADR	5,078	197,585
Sanofi SA - ADR	3,693	168,549
		1,323,206
Total Health Care		2,043,398

Industrials - 16.8%
Aerospace & Defense - 4.8%
BAE Systems PLC - ADR	2,828	270,399
General Dynamics Corp.	423	131,811
Lockheed Martin Corp.	249	104,824
		507,034
Air Freight & Logistics - 3.1%
Deutsche Post AG - ADR	4,633	208,531
United Parcel Service, Inc. - Class B	1,412	121,658
		330,189
Construction & Engineering - 2.0%
Vinci SA - ADR	6,303	218,273

Construction Machinery & Heavy Transportation Equipment - 1.5%
Caterpillar, Inc.	369	161,629

Electrical Components & Equipment - 2.3%
Eaton Corp. PLC	633	243,528

Industrial Conglomerates - 2.1%
Siemens AG - ADR	1,725	220,541

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. - Class A	1,201	104,031
Total Industrials		1,785,225

Information Technology - 7.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,072	141,062

IT Consulting & Other Services - 3.8%
Capgemini SE - ADR	7,468	221,949
International Business Machines Corp.	723	183,028
		404,977

The accompanying notes are an integral part of these financial statements.

3

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 96.4% (CONTINUED)	Shares	Value
Semiconductors - 2.3%
NXP Semiconductors NV	1,155	$246,904
Total Information Technology		792,943

Materials - 4.6%
Commodity Chemicals - 2.0%
Dow, Inc.	2,983	69,474
LyondellBasell Industries NV - Class A	2,384	138,105
		207,579
Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	674	194,031

Specialty Chemicals - 0.8%
Eastman Chemical Co.	1,110	80,597
Total Materials		482,207
TOTAL COMMON STOCKS (Cost $9,493,014)		10,213,014

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Office REITs - 1.1%
BXP, Inc.	1,742	113,979
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,023)		113,979

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.23%(a)	107,146	107,146
TOTAL SHORT-TERM INVESTMENTS (Cost $107,146)		107,146

TOTAL INVESTMENTS - 98.5% (Cost $9,710,183)		$10,434,139
Other Assets in Excess of Liabilities - 1.5%		161,931
TOTAL NET ASSETS - 100.0%		$10,596,070

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

4

ALTRIUS GLOBAL DIVIDEND ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025

ASSETS:
Investments, at value (See Note 2)	$10,434,139
Receivable for fund shares sold	706,386
Dividends receivable	14,766
Dividend tax reclaims receivable	4,109
Total assets	11,159,400

LIABILITIES:
Payable for investments purchased	559,116
Payable to adviser (See Note 3)	4,214
Total liabilities	563,330
NET ASSETS	$10,596,070

NET ASSETS CONSISTS OF:
Paid-in capital	$10,097,633
Total distributable earnings	498,437
Total net assets	$10,596,070

Net assets	$10,596,070
Shares issued and outstanding(a)	300,000
Net asset value per share	$35.32

COST:
Investments, at cost	$9,710,183

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividend income	$297,722
Less: Dividend withholding taxes	(17,551)
Less: Issuance fees	(3,681)
Total investment income	276,490

EXPENSES:
Investment advisory fee (See Note 3)	35,623
Total expenses	35,623
NET INVESTMENT INCOME (LOSS)	240,867

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(101,993)
In-kind redemptions	679,058
Net realized gain (loss)	577,065
Net change in unrealized appreciation (depreciation) on:
Investments	38,115
Net change in unrealized appreciation (depreciation)	38,115
Net realized and unrealized gain (loss)	615,180
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$856,047

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year ended July 31, 2025	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$240,867	$218,954
Net realized gain (loss)	577,065	299,618
Net change in unrealized appreciation (depreciation)	38,115	171,303
Net increase (decrease) in net assets from operations	856,047	689,875

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(239,721)	(219,530)
Total distributions to shareholders	(239,721)	(219,530)

CAPITAL TRANSACTIONS:
Shares sold	6,455,073	1,535,431
Shares redeemed	(3,452,342)	(2,192,547)
ETF transaction fees (See Note 1)	8	2
Net increase (decrease) in net assets from capital transactions	3,002,739	(657,114)

NET INCREASE (DECREASE) IN NET ASSETS	3,619,065	(186,769)

NET ASSETS:
Beginning of the year	6,977,005	7,163,774
End of the year	$10,596,070	$6,977,005

SHARES TRANSACTIONS
Shares sold	190,000	50,000
Shares redeemed	(100,000)	(70,000)
Total increase (decrease) in shares outstanding	90,000	(20,000)

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Altrius Global Dividend ETF
7/31/2025	$33.22	1.13	2.03	3.16	(1.06)	(1.06)	0.00(f)	$35.32	9.67%	$10,596	0.49%	3.31%	15%
7/31/2024	$31.15	1.02	2.08	3.10	(1.03)	(1.03)	0.00(f)	$33.22	10.20%	$6,977	0.49%	3.25%	10%
7/31/2023(g)	$24.62	0.95	6.33	7.28	(0.75)	(0.75)	N/A	$31.15	29.83%	$7,164	0.49%	3.88%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than $0.005 per share.
(g)	Inception date of the Fund was September 29, 2022.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025

NOTE 1 – ORGANIZATION

Altrius Global Dividend ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 29, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital growth of capital and income. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$10,213,014	$—	$—	$10,213,014
Real Estate Investment Trusts	113,979	—	—	113,979
Money Market Funds	107,146	—	—	107,146
Total Investments	$10,434,139	$—	$—	$10,434,139

Refer to the Schedule of Investments for further disaggregation of investment categories.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on monthly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(675,567)	$675,567

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

Altrius Capital Management, Inc. (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,330,935	$1,107,314

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$5,752,536	$3,205,535

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$9,760,340
Gross tax unrealized appreciation	1,246,559
Gross tax unrealized depreciation	(572,760)
Net tax unrealized appreciation (depreciation)	$673,799
Undistributed ordinary income	2,859
Undistributed long-term gain	—
Total distributable earnings	2,859
Other accumulated gain (loss)	(178,221)
Total accumulated gain (loss)	$498,437

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(31,649)	$(146,572)

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended July 31, 2024, were as follows:

Ordinary Income
Year Ended July 31, 2025	Year Ended July 31, 2024
$239,721	$219,530

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Altrius Global Dividend ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Altrius Global Dividend ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years ended July 31, 2025, the financial highlights for each of the two years ended July 31, 2025 and for the period September 29, 2022 (commencement of operations) to July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 23, 2025

ALTRIUS GLOBAL DIVIDEND ETF

FEDERAL TAX INFORMATION

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 44.40%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the current fiscal period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$17,388	$0.06	59.47%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 26, 2025